Events after the reporting period (Details) R$ in Thousands			1 Months Ended
	Apr. 02, 2026 BRL (R$)	Mar. 15, 2026	Apr. 30, 2026 BRL (R$)	Apr. 01, 2026 BRL (R$) series	Mar. 31, 2026 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					R$ 90,735,617	R$ 94,801,257	R$ 101,435,531
Issuance Of New Financing After The Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Number of series | series				2
Borrowings				R$ 2,500,000
Non-Adjusting Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			R$ 5,100,000
Series One | Issuance Of New Financing After The Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				1,500,000
Borrowings maturity, term		10 years
Borrowings, interest rate		7.0464%
SeriesTwo | Issuance Of New Financing After The Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				R$ 1,000,000
Borrowings maturity, term		12 years
Borrowings, interest rate		6.8338%
Debentures | Issuance Of New Financing After The Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Borrowings maturity, term	15 years
Borrowings, interest rate	6.1759%
Notional amount	R$ 179,000